Seward & Kissel LLP
                       1200 G Street, N.W.
                            Suite 350
                      Washington, D.C. 20005
                      (202) 737-8833 (phone)
                       (202) 737-5184 (fax)


                                    March 6, 2003


VIA EDGAR
- - - - - - - -

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

            Re:   Alliance Multi-Market Strategy Trust, Inc.
                  (File Nos. 033-39350 and 811-06251)
                  Alliance Americas Government Income Trust, Inc.
                  (File Nos. 033-45328 and 811-06554)
                  Alliance Global Strategic Income Trust, Inc.
                  (File Nos. 033-63797 and 811-07391)

Ladies and Gentlemen:

On behalf of the above-referenced Alliance funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses and Statements of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to each Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on February 27, 2003.

                                    Sincerely,

                                    /s/ Anthony Tu-Sekine
                                    - - - - - - - - - - - - -
                                    Anthony Tu-Sekine


00250.0073 #388650